Fair Value Measurement - Significant Change In Fair Value Measurement Of Assets And Liabilities (Details) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	€ 2,328,819
Assets at end of period	2,543,974
Level 3
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	4,033
Additions	13
Disposals	(28)
Fair value adjustments	270
Assets at end of period	4,287
Financial Assets - Investments FVTPL | Level 3
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	95
Additions	13
Disposals	(28)
Fair value adjustments	0
Assets at end of period	79
Non-current secured notes at FVTPL | Level 3
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	3,938
Additions	0
Disposals	0
Fair value adjustments	270
Assets at end of period	€ 4,208